AMOUNTS PER SHARE - Summary of Weighted Average Shares Used in Calculating Amounts Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of shares - basic and diluted (in shares)	551,193	546,566